Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments
The Company’s investments consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Equity Method Investment in LanzaJet	$10,561	$12,433
Equity Method Investment in SGLT	—	12,319
Equity Security Investment in SGLT	14,990	—
Total Investment	$25,551	$24,752

Equity method investments
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2022	2021
Selected Statement of Operations Information(1):
Revenues	$40,985	$40,244
Gross profit	7,319	(5,703)
Net loss	(6,221)	(9,695)
Net loss attributable to the Company	(1,422)	(1,606)

	Year Ended December 31,
	2022	2021
Selected Balance Sheet Information(2):
Current assets	$72,711	$56,204
Non-current assets	114,736	270,454
Current liabilities	15,534	64,499
Non-current liabilities	114,934	58,802
__________________
(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the income statement balances reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022.
(2)The balance sheet information reflects only LanzaJet as of December 31, 2022.